Basic and diluted loss per share (Tables)	9 Months Ended
Sep. 30, 2019
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Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2019	2018	2019	2018
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(3,877)	(2,516)	(13,704)	(10,228)
Basic and diluted weighted average number of shares	32,372	32,056	32,280	31,894

	£	£	£	£
Basic and diluted loss per share	(0.12)	(0.08)	(0.42)	(0.32)